Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000016473 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	8.90%		8.22%
C000016475 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	9.12%		8.44%
C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%	7.34%		7.31%
C000016476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	7.82%		7.14%
C000016477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	8.35%		7.68%
C000189761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%	9.11%	9.17%
C000016462 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.74%	16.21%		12.97%
C000016464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.03%	16.43%		13.20%
C000189758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.08%	16.49%	15.39%
C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%	14.55%		12.02%
C000055501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.46%	15.05%		11.85%
C000016465 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.12%	15.63%		12.41%
C000189759 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.00%	16.43%	15.33%
C000016466 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.26%	11.70%		10.11%
C000016468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.46%	11.92%		10.32%
C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%	10.10%		9.18%
C000016469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%	10.58%		9.01%
C000016470 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.61%	11.14%		9.56%
C000189760 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.50%	11.92%	11.82%
C000016471 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%	5.48%		2.85%
C000055503 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%	5.70%		3.06%
C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	3.99%		1.99%
C000055505 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	4.45%		1.83%
C000055506 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	4.97%		2.34%
C000016484 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	7.13%		5.49%
C000016486 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%	7.34%		5.70%
C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	5.61%		4.61%
C000088007 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	6.06%		4.44%
C000016487 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	6.60%		4.96%
C000189764 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	7.35%	5.93%
C000016488 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	3.09%		4.86%
Without Sales Load [Member] | C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	8.62%		7.94%
Without Sales Load [Member] | C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.44%	15.92%		12.69%
Without Sales Load [Member] | C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%	11.42%		9.83%
Without Sales Load [Member] | C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%	5.23%		2.59%
Without Sales Load [Member] | C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	6.87%		5.23%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	14.61%		12.51%
Russell 1000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	14.61%	13.97%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%
S&P 500 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%	14.30%
MSCI World [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%		9.16%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%		12.15%
Russell 3000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	13.54%
Russell 1000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	9.01%		8.23%
Russell 1000 Value (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	9.01%	8.54%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%	19.34%		16.33%
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%	19.34%	18.79%
NYSE Arca Gold Miners [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	8.03%		4.24%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%		7.00%
Russell 2000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%	7.19%
S&P 500 Utilities [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	6.11%		8.04%